Trade and Other Payables - Additional Information (Detail) - USD ($) $ in Billions	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of trade and other payables [Line Items]
Ownership interest			100.00%
Cerveceria Nacional Dominicana S.A. [member] | Ambev [member]
Disclosure of trade and other payables [Line Items]
Ownership interest		85.00%	55.00%
Increase in controlling interests [member] | Cerveceria Nacional Dominicana S.A. [member]
Disclosure of trade and other payables [Line Items]
Percentage of shares sold	30.00%
Consideration received	$ 0.9
Increase in controlling interests [member] | Cerveceria Nacional Dominicana S.A. [member] | Ambev [member]
Disclosure of trade and other payables [Line Items]
Ownership interest	85.00%
Ambev And E Leon Jimenes Sa [member] | Written Put Options [member]
Disclosure of trade and other payables [Line Items]
Deferred consideration on acquisitions		$ 0.6